Interest expense (Tables)	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Interest expense on long-term debt	(918)	(898)
Interest expense on other debt	(133)	(101)
Capitalized interest	51	44
Total interest expense	(1,000)	(955)